                                   INVESTMENTS
                              Philadelphia * London

                             Aggressive Growth Fund
                                Growth Stock Fund




                           Class A o Class B o Class C



                                   Prospectus
                                  July 16, 1999

                             Growth of Capital Funds


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profiles                                  page          1
Aggressive Growth Fund
Growth Stock Fund

How we manage the Funds                        page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                          page
Investment manager and sub-adviser
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Funds
      Choosing a share class
      How to reduce your sales charge
      How to buy shares
      Retirement plans
      How to redeem shares
      Account minimums
      Special services
Dividends, distributions and taxes

Certain management considerations              page

Financial highlights                           page

Profile: Aggressive Growth Fund

What are the Fund's goals?
Aggressive Growth Fund seeks long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies we believe have the potential for high earnings growth. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in common stocks of companies that we believe have the potential for high earnings growth based on our analysis of their historic or projected earnings growth rate, price-to-earnings ratio and cash flows. We consider companies of any size, as long as they are larger than $300 million in market capitalization. We look for companies that are undervalued, but still have the potential for high earnings growth.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. The Fund may be subject to greater investment risk than assumed by other funds because the companies the Fund invests in are subject to greater changes in earnings and business prospects than companies with more established earnings patterns. For a more complete discussion of risk, please see "The risks of investing in the Funds" on page ____.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to capital appreciation opportunities across a broad range of industry sectors and company sizes.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has Aggressive Growth Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past four calendar years, as well as the average annual returns of all shares for the one-year period and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods.
The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

                                            Year-by-year total return (Class A)

--------------------------------------------------------
1995           1996         1997         1998
--------------------------------------------------------
24.06%         28.55%       48.08%       36.46%
--------------------------------------------------------


The Fund's Class A shares had a 22.89% year-to-date return as of June 30, 1999. During the periods illustrated in this bar chart, Class A's highest quarterly return was 35.87% for the quarter ended September 30, 1997 and its lowest quarterly return was -14.27% for the quarter ended September 30, 1998.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page __ do include the sales charge.

                                                                 Average annual returns for periods ending 12/31/98

-------------------------------------------------------------------------------------------------------------
CLASS             A                       B                       C                      S&P 500 Index
-------------------------------------------------------------------------------------------------------------
                                          (if redeemed)*          (if redeemed)*
-------------------------------------------------------------------------------------------------------------
                  (inception 5/16/94)     (inception 4/16/96)     (inception 5/20/94)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
1 year            28.62%                  30.40%                  34.46%                 28.60%
-------------------------------------------------------------------------------------------------------------
Lifetime**        26.84%                  39.54%                  27.57%                 26.73%
-------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 35.40% and 40.16%, respectively, for the one-year and lifetime periods. Returns for Class C would be 35.46% and 27.57%, respectively, for the one-year and lifetime periods.
** The S&P 500 Index return shown is for the Class A lifetime period. The S&P 500 Index returns for Class B and Class C lifetime periods were 28.96% and 26.73%, respectively. Maximum sales charges are included in the Fund returns above.


----------------------------------------------------------------------------------------------------------------------------------
What are Aggressive Growth Fund's fees and expenses?         CLASS                                         A          B         C
Sales charges are fees paid directly from your investments   ---------------------------------------------------------------------
when you buy or sell shares of the Fund.                     Maximum sales charge (load) imposed on
                                                             purchases as a percentage of offering
                                                             price                                     5.75%      none       none
                                                             ---------------------------------------------------------------------
                                                             Maximum contingent deferred sales
                                                             charge (load) as a percentage of
                                                             original purchase price or Redemption
                                                             price, whichever is lower                 none(1)    5%(2)      1%(3)
                                                                                                                         ---------
                                                             Maximum sales charge (load) imposed on
                                                             reinvested dividends                      none       none       none
                                                             ---------------------------------------------------------------------
                                                             Redemption fees                           none       none       none
----------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted from the Fund's  CLASS                                         A          B         C
assets.                                                      ---------------------------------------------------------------------
                                                             Management fees(4)                        0.75%      0.75%      0.75%
                                                             ---------------------------------------------------------------------
                                                             Distribution and service (12b-1) fees     0.25%      1.00%      1.00%
                                                             ---------------------------------------------------------------------
                                                             Other expenses                            0.81%      0.81%      0.81%
                                                             ---------------------------------------------------------------------
                                                             Total annual fund operating expenses      1.81%      2.56%      2.56%

                                                             ---------------------------------------------------------------------
                                                             Fee waivers and payments(5)              (0.06%)    (0.06%)    (0.06%)
                                                             ---------------------------------------------------------------------
                                                             Net expenses                              1.75%      2.50%      2.50%

----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the     CLASS 7                A          B          B            C          C
cost of investing in the Fund to the cost of         -----------------------------------------------------------------------------
investing in other mutual funds with similar                                                     (if                       (if
investment objectives. We show the cumulative                                                   redeemed)                 redeemed)
amount of Fund expenses on a hypothetical            -----------------------------------------------------------------------------
investment of $10,000 with an annual 5% return
over the time shown. (6) This is an example only,    Without Fee Limitation
and does not represent future expenses, which        -----------------------------------------------------------------------------
may be greater or less than those shown here.        1 year                 $748        $259          $759       $259        $359
                                                     -----------------------------------------------------------------------------
                                                     3 years              $1,112        $796        $1,096       $796        $796
                                                     -----------------------------------------------------------------------------
                                                     5 years              $1,499      $1,360        $1,560     $1,360      $1,360
                                                     -----------------------------------------------------------------------------
                                                     10 years             $2,579      $2,712        $2,712     $2,895      $2,895
                                                     -----------------------------------------------------------------------------

                                                     With Fee Limitation(5)
                                                     -----------------------------------------------------------------------------
                                                     1 year                 $743        $253          $753       $253        $353
                                                     -----------------------------------------------------------------------------
                                                     3 years              $1,094        $779        $1,079       $779        $779

                                                     -----------------------------------------------------------------------------
                                                     5 years              $1,469      $1,331        $1,531     $1,331      $1,331
                                                     -----------------------------------------------------------------------------
                                                     10 years             $2,519      $2,652        $2,652     $2,836      $2,836
----------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The management fee has been restated to reflect a new management fee which became effective on April 1, 1999.
(5) The investment manager has contracted to waive fees and pay expenses through June 30, 2000 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.50% of average daily net assets.

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

(7) The Class B example reflects the conversion of Class B shares to Class A Shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A Shares.

Profile: Growth Stock Fund

What are the Fund's goals?
Growth Stock Fund seeks long-term capital appreciation through investment in equity securities diversified among individual companies and industries. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in common stocks that we believe have the potential for long-term capital appreciation. Our strategy is to identify large, well-established growth companies with a track record of consistent earnings and dividend increases.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock prices, which can be caused by a decline in the stock market or poor performance from specific companies that can result from negative earnings reports or dividend reductions. For a more complete discussion of risk, please see "The risks of investing in the Funds" on page
____.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o   Investors with long-term financial goals.
o   Investors looking for capital growth potential.
o Investors looking for a fund that can be a complement to income-producing or value-oriented investments.

Who should not invest in the Fund
o   Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o   Investors whose primary goal is to receive current income.

How has Growth Stock Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as the average annual returns of all shares for the one-, five- and ten-year periods. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A) ] Year-by-year total return

Growth Stock Fund A Class

---------------------------------------------------------------------------------------------------------------------
1989          1990        1991        1992        1993        1994       1995        1996         1997        1998
---------------------------------------------------------------------------------------------------------------------
29.16%        -7.43%      57.96%      5.79%       -4.72%      -0.24%     32.10%      16.74%       34.74%      12.80%
---------------------------------------------------------------------------------------------------------------------

The Fund's Class A shares had a 6.61% year-to-date return as of June 30, 1999. During the periods illustrated in this bar chart, Class A's highest quarterly return was 22.33% for the quarter ended March 31, 1991 and its lowest quarterly return was -22.22% for the quarter ended September 30, 1990.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown on page __ do include the sales charge.

How has Growth Stock Fund performed? (continued)

               Average annual returns for periods ending 12/31/98

--------------------------------------------------------------------------------------------------------
CLASS             A                       B                       C                       S&P 500 Index
--------------------------------------------------------------------------------------------------------
                                          (if redeemed)*          (if redeemed)*
--------------------------------------------------------------------------------------------------------
                  (inception 8/1/85)      (inception 9/8/95)      (inception 10/21/95)
--------------------------------------------------------------------------------------------------------
1 year            6.30%                   6.93%                   10.97%                  28.60%
--------------------------------------------------------------------------------------------------------
5 years           17.12%                  N/A                     N/A                     24.05%
--------------------------------------------------------------------------------------------------------
10 years or       15.42%                  20.17%                  20.01%                  19.19%
lifetime**
--------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 11.93% and 20.76%, respectively, for the one-year and lifetime periods. Returns for Class C would be 11.97% and 20.01%, respectively, for the one-year and lifetime periods.

** Lifetime returns are shown if the Fund or Class existed for less than ten years. The S&P 500 Index return shown is for ten years. The Index returns for Class B and Class C lifetime periods were 28.05% and 29.03%, respectively. Maximum sales charges are included in the Fund returns in the table.

-----------------------------------------------------------------------------------------------------------------------------------
What are Growth Stock Fund's fees and expenses?                   CLASS                                      A         B         C
Sales charges are fees paid directly from your investments        -----------------------------------------------------------------
when you buy or sell shares of the Fund.                          Maximum sales charge (load) imposed on
                                                                  purchases as a percentage of offering
                                                                  price                                     5.75%     none      none
                                                                  -----------------------------------------------------------------
                                                                  Maximum contingent deferred sales
                                                                  charge (load) as a percentage of
                                                                  original purchase price or Redemption
                                                                  price, whichever is lower                 none(1)   5%(2)    1%(3)
                                                                  -----------------------------------------------------------------
                                                                  Maximum sales charge (load) imposed on
                                                                  reinvested dividends                      none      none      none
                                                                  -----------------------------------------------------------------
                                                                  Redemption fees                           none      none      none
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted from the Fund's       CLASS                                       A         B        C
assets.
                                                                  -----------------------------------------------------------------
                                                                  Management fees(4)                        0.65%     0.65%    0.65%
                                                                  -----------------------------------------------------------------
                                                                  Distribution and service (12b-1) fees     0.25%     1.00%    1.00%
                                                                  -----------------------------------------------------------------
                                                                  Other expenses                            0.46%     0.46%    0.46%
                                                                  -----------------------------------------------------------------
                                                                  Total operating expenses                  1.36%     2.11%    2.11%

-----------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare   CLASS 6                A         B        B             C              C
the cost of investing in the Fund to the                                                 (if                         (if
cost of investing in other mutual funds with                                            redeemed)                   redeemed)
similar investment objectives. We show the     ------------------------------------------------------------------------------------
cumulative amount of Fund expenses on a        1 year                 $706        $214          $714           $214           $314
hypothetical investment of $10,000 with an     ------------------------------------------------------------------------------------
annual 5% return over the time shown. (5)      3 years                $981        $661          $961           $661           $661
This is an example only, and does not          ------------------------------------------------------------------------------------
represent future expenses, which may be        5 years              $1,277      $1,134        $1,334         $1,134         $1,134
greater or less than those shown here.         ------------------------------------------------------------------------------------
                                               10 years             $2,116      $2,250        $2,250         $2,441         $2,441


-----------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The management fee has been restated to reflect a new management fee which became effective on April 1, 1999.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(6) The Class B example reflects the conversion of Class B shares to Class A Shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A Shares.

How we manage the Funds

Our investment strategies
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds. Following is a description of how the portfolio managers pursue each Fund's investment goal.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Aggressive Growth Fund
For the Aggressive Growth Fund, we strive to identify companies that offer the potential for long-term price appreciation because they are likely to experience high earnings growth. The companies we choose for the portfolio typically exhibit one or more of the following characteristics:

o   A history of high growth in earnings-per-share
o   Projections for high future growth or acceleration in earnings-per-share
o   A price-to-earnings ratio that is low relative to other stocks
o   Discounted cash flows that are high relative to other stocks

Once we identify stocks that have these characteristics, we further evaluate the company. We look at the capability of the management team, the strength of the company's position within its industry, whether its internal structure can support continued growth, how high the company's return on equity is, how much of the company's profits are reinvested into the company to fuel additional growth, and how stringent the company's financial and accounting policies are.

All of these give us insight into the outlook for the company, helping us to identify companies poised for high earnings growth. We believe that this high earnings growth, if it occurs, would result in price appreciation for the company's stock.

We maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small companies, medium-size companies and large companies.

Growth Stock Fund
The Growth Stock Fund seeks long-term capital appreciation. Our strategy for the Fund is to invest at least 80% of the Fund's assets in common stock.

We primarily consider companies whose earnings and dividend records have received either an A+ or A rating (the two highest ratings) from Standard & Poor's, a nationally recognized statistical ratings organization. From the list of stocks that have received this rating, we typically select 20 to 30 companies for the portfolio. We evaluate the following factors:

o   Potential increased demand for the company's products or services
o   Development of new or improved products or services
o   Probability of increased operating efficiency
o   Positive changes in management
o   Emphasis on research and development
o   Likelihood of mergers or acquisitions
o   The company's opportunities relative to cyclical economic conditions and
o   Whether the stock appears temporarily undervalued

Growth Stock Fund follows a long-term approach to investing. As long as the outlook for the company remains favorable, we generally hold stocks for long periods, striving to capture the full capital appreciation potential.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation and may pay dividends as well.

-----------------------------------------------------------------------------------------------------------------------------------
Securities                                                                                How we use them
------------------------------------------------------------------------------------------------- ---------------------------------
                                                                     Aggressive Growth Fund               Growth Stock Fund
------------------------------------------------------------------------------------------------- ---------------------------------
Common stocks: Securities that represent shares of ownership    We invest at least 65% of the     Under normal market conditions,
in a corporation. Stockholders participate in the               Fund's total assets in equity     we will invest at least 80% of
corporation's profits and losses, proportionate to the number   securities (including common      the Fund's assets in common
of shares they own.                                             stocks and convertible            stock.  We typically invest at
                                                                securities).  Generally,          least 75% of the Fund's assets
                                                                however, we invest 90% to         in stocks whose earnings and
                                                                100% of net assets in common      dividend records are rated A+
                                                                stock. We may invest in           or A by Standard and Poor's.
                                                                companies of any size greater
                                                                than $300 million in market
                                                                capitalization.

-----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer and seller  Typically, we use repurchase agreements as a short-term investment of securities in which the seller agrees to buy the securities  for a Fund's cash position. In order to enter into these repurchase
back within a specified time at the same price the buyer paid   agreements, a Fund must have collateral of at least 102% of the
for them, plus an amount equal to an agreed upon interest       repurchase price.
rate. Repurchase agreements are often viewed as equivalent to cash.
-----------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities whose        We may invest in privately placed securities that are
resale is restricted under securities law.                      eligible for resale only among certain institutional
                                                                buyers without registration. These are commonly known as
                                                                Rule 144A Securities. Restricted securities that are
                                                                determined to be illiquid may not exceed a Fund's 15%
                                                                limit on illiquid securities, which is described below.
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready        We may invest up to 15% of net assets in illiquid securities,
market and cannot be easily sold, if at all, at approximately   including repurchase agreements with maturities of over seven days.
the price that a Fund has valued them.
-----------------------------------------------------------------------------------------------------------------------------------

Aggressive Growth Fund may also invest in other securities including preferred stocks, convertible securities, warrants, rights, futures, options, debt securities of government or corporate issuers or investment company securities. Growth Stock Fund may also invest in preferred stock, debt securities of government or corporate issuers and investment company securities. Both Funds may invest up to 10% of net assets in foreign securities including American Depositary Receipts and Global Depositary Receipts; however, the managers have no present intention of doing so.

Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in a Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities
Each Fund may lend up to 25% of its assets to qualified dealers and investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Borrowing from banks
Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions, though the Funds normally do not do so. Aggressive Growth Fund will not purchase new securities if borrowing exceeds 5% of net assets.

Portfolio turnover
We anticipate that Aggressive Growth Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Fund. We anticipate that Growth Stock Fund's annual turnover will be less than 100%.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Aggressive Growth Fund or Growth Stock Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.


-----------------------------------------------------------------------------------------------------------------------------------
                          Risks                                                  How we strive to manage them
------------------------------------------------------------------------------------------------- ---------------------------------
                                                                   Aggressive Growth Fund                Growth Stock Fund
-----------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority of the       We maintain a long-term investment approach and focus on stocks we
securities in a certain market -- like the stock or bond    believe can appreciate over an extended time frame regardless of
market -- will decline in value because of factors such     interim market fluctuations. We do not try to predict overall stock
as economic conditions, future expectations or investor     market movements and though we may hold securities for any amount of
confidence.                                                 time, we typically do not trade for short-term purposes.

                                                            We may hold up to 100% of each Fund's assets in cash or cash equivalents as a temporary, defensive strategy when Management determines this is appropriate. To the extent that it holds cash or cash equivalents, a Fund may be unable to achieve its investment objective.

-----------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the value of    We limit the amount of each Fund's assets invested in any one
securities in a particular industry or the value of an      industry and in any individual security. We also follow a rigorous
individual stock or bond will decline because of changing   selection process before choosing securities and continuously monitor
expectations for the performance of that industry or for    them while they remain in the portfolio.
the individual company issuing the stock.
-----------------------------------------------------------------------------------------------------------------------------------
Company size risk is the risk that prices of small and      Aggressive Growth Fund seeks          Growth Stock Fund tends to
medium-size companies may be more volatile than larger      opportunities among companies of      focus on larger, more
companies because of limited financial resources or         all sizes.  Because its portfolio     established companies that are
dependence on narrow product lines.                         does not concentrate specifically     less affected by this risk.
                                                            on small or medium size companies,
                                                            this risk may be balanced by our
                                                            holdings of large companies.
-----------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities will         We analyze each company's financial   Growth Stock Fund is generally
decrease in value if interest rates rise. The risk is       situation and its cash flow to        not subject to interest rate
generally associated with bonds; however, because small     determine the company's ability to    risk because we do not
and medium-size companies often borrow money to finance     finance future expansion and          typically invest in fixed
their operations, they may be adversely affected by         operations.  The potential effect     income securities and the
rising interest rates.                                      that rising interest rates might      larger companies we do invest
                                                            have on a stock is taken into         in are not as sensitive to
                                                            consideration before the stock is     interest rate changes.
                                                            purchased.
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                          Risks                                                  How we strive to manage them
------------------------------------------------------------------------------------------------- ---------------------------------
                                                                   Aggressive Growth Fund                Growth Stock Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that securities cannot    We limit exposure to illiquid securities.
be readily sold, if at all, at approximately the price
that a Fund values them.

-----------------------------------------------------------------------------------------------------------------------------------

Who manages the Funds

Investment manager and sub-adviser

The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for Aggressive Growth Fund, manages the Fund's business affairs and provides daily administrative services. Voyageur Asset Management LLC is Growth Stock Fund's sub-adviser. As sub-adviser, Voyageur is responsible for day-to-day management of Growth Stock Fund's assets. Delaware Management Company administers Growth Stock Fund's business affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the sub-adviser's performance. For their services, the manager and sub-adviser were paid an aggregate fee for the last fiscal year as follows:

                           Investment Management Fees

-------------------------------------------------------------------------------------------------
                                                   Aggressive Growth Fund   Growth Stock Fund
-------------------------------------------------------------------------------------------------
As a percentage of average daily net assets                0.56%*                 0.96%*
-------------------------------------------------------------------------------------------------

*Reflects voluntary waivers of fees by the manager.


Portfolio managers

Aggressive Growth Fund

Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Aggressive Growth Fund. When making investment decisions for the Fund, Mr. Frey regularly consults with Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski, Stephen T. Lampe and Lori P. Wachs.

Gerald S. Frey, Vice President/Senior Portfolio Manager
Mr. Frey has 22 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been the senior portfolio manager for the Fund since May 1, 1997.

Marshall T. Bassett, Vice President
Mr. Bassett joined Delaware Investments in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

John A. Heffern, Vice President
Mr. Heffern holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware Investments in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Jeffrey W. Hynoski, Vice President
Mr. Hynoski joined Delaware Investments in 1998. Previously, he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.

Stephen T. Lampe, Vice President
Mr. Lampe earned a bachelor's degree and an MBA at the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and provides analytical services for small and mid-capitalization stocks, specializing in financial services and business services. He previously served as a manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President
Ms. Wachs joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Growth Stock Fund

James King has day-to-day portfolio management responsibility for Growth Stock Fund.

James King, Executive Vice President and Chief Investment Officer of Voyageur Asset Management LLC Mr. King is a member of the Voyageur Board of Directors and the firm's Chief Investment Officer for equities. Mr. King has been named "Top Equity Manager" in the United States by Pension and Investment Age magazine on two occasions and by A.G. Becker once. A past President of the Financial Analysts Society of Des Moines and Drake University lecturer, Mr. King has been in the investment management industry since 1966.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                     Board of Directors

Investment Manager                                       The Funds              Custodian
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                             4 Chase Metrotech Center
Philadelphia, PA 19103                                                          Brooklyn, NY 11245

Sub-Adviser
(Growth Stock Fund only)
Voyageur Asset Management LLC
90 South Seventh Street, Suite 4300
Minneapolis, MN 55402

Portfolio managers                  Distributor                                 Service agent
(see page __ for details)           Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103

                                                     Financial advisers

                                                        Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class:

Class A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A sales charges

------------------------------------------------------------------------------------------------------------------------------
                                             Sales charge                 Sales charge                Dealer's commission
Amount of purchase                              as % of                       as %                            as %
                                            offering price             of amount invested              of offering price
------------------------------------------------------------------------------------------------------------------------------
                                                            Aggressive Growth       Growth Stock
------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                5.75%               6.10%               6.10%                5.00%
------------------------------------------------------------------------------------------------------------------------------
$50,000 but under $100,000                       4.75%               4.99%               4.99%                4.00%
------------------------------------------------------------------------------------------------------------------------------
$100,000 but under $250,000                      3.75%               3.90%               3.90%                3.00%
------------------------------------------------------------------------------------------------------------------------------
$250,000 but under $500,000                      2.50%               2.56%               2.56%                2.00%
------------------------------------------------------------------------------------------------------------------------------
$500,000 but under $1,000,000                    2.00%               2.04%               2.04%                1.60%
------------------------------------------------------------------------------------------------------------------------------
As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year.
------------------------------------------------------------------------------------------------------------------------------
                                                   Sales charge                  Sales charge             Dealer's commission as %
Amount of purchase                                    as % of                       as % of                          of
                                                  offering price                amount invested                offering price
------------------------------------------------------------------------------------------------------------------------------
$1 million up to $5 million                            none                          none                          1.00%

------------------------------------------------------------------------------------------------------------------------------
Next $20 million
Up to $25 million                                      none                          none                          0.50%

------------------------------------------------------------------------------------------------------------------------------
Amount over $25 million                                none                          none                          0.25%
------------------------------------------------------------------------------------------------------------------------------

Class B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.25%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


------------------------------------------------------------------------------------------------------------------------
                  Program                   How it works                                       Share class
                                                                                      A            B                C
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Letter of Intent                            Through a Letter of Intent you            X      Although the Letter of
                                            agree to invest a certain amount                 Intent and Rights of
                                            in Delaware Investment Funds                     Accumulation do not apply
                                            (except money market funds with                  to the purchase of Class
                                            no sales charge) over a 13-month                 B and C shares, you can
                                            period to qualify for reduced                    combine your purchase of
                                            front-end sales charges.                         Class A shares with your
                                                                                             purchase of B and C shares to
                                                                                             fulfill your Letter of Intent
                                                                                             or qualify for Rights of
                                                                                             Accumulation.
------------------------------------------------------------------------------------------------------------------------
Rights of Accumulation                      You can combine your holdings or          X
                                            purchases of all funds in the
                                            Delaware Investments family
                                            (except money market funds with
                                            no sales charge) as well as the
                                            holdings and purchases of your
                                            spouse and children under 21 to
                                            qualify for reduced front-end
                                            sales charges.
------------------------------------------------------------------------------------------------------------------------
Reinvestment of Redeemed Shares             Up to 12 months after you redeem         X         Not available.
                                            shares, you can reinvest the
                                            proceeds without paying a
                                            front-end sales charge.
------------------------------------------------------------------------------------------------------------------------
SIMPLE IRA, SEP IRA, SARSEP, Prototype      These investment plans may                X      There is no reduction in
Profit Sharing, Pension, 401(k), SIMPLE     qualify for reduced sales charges                sales charge for Class B
401(k), 403(b)(7), and 457 Retirement       by combining the purchases of all                or Class C shares for
Plans                                       members of the group. Members of                 group purchases by
                                            these groups may also qualify to                 retirement plans.
                                            purchase shares without a
                                            front-end sales charge and a
                                            waiver of any contingent deferred
                                            sales charges.
------------------------------------------------------------------------------------------------------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business.

We determine each Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in these Funds can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLineSM On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends, if any, are paid annually. Capital gains, if any, are paid at least annually, however, additional payments may be made to comply with tax requirements applicable to the Funds. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of each Fund consider Year 2000 issues in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Investments by Fund of Funds
Aggressive Growth Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on the Fund and Foundation Funds as a result of these transactions.

Financial highlights


The financial highlights tables are intended to help you understand each Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request by calling 800.523.1918. The information for the fiscal periods ending on or before April 30, 1997 has been audited by the Funds' previous independent auditors.

                                                                                                                     Period
                                                                           Aggressive Growth A Class                5/16/94(1)
                                                                                 Year Ended 4/30                     through
                                                                 1999         1998(2)       1997         1996       4/30/95
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $20.570       $11.770      $13.080      $10.400      $10.000
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from investment operations:
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                             (0.203)       (0.052)      (0.180)      (0.100)      (0.090)
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                  5.910        11.127        0.960        3.270        0.490
                                                                 -----        ------        -----        -----        -----
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 5.707        11.075        0.780        3.170        0.400
                                                                 -----        ------        -----        -----        -----
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments             (0.367)       (2.275)      (2.090)      (0.400)         none
----------------------------------------------------------------------------------------------------------------------------
Return of capital                                                 none          none         none       (0.090)         none
                                                                  ----          ----         ----      -------          ----
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                             (0.367)       (2.275)      (2.090)      (0.490)         none
                                                               -------       -------      -------      -------          ----
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $25.910       $20.570      $11.770      $13.080      $10.400
                                                               =======       =======      =======      =======      =======
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Total return(3)                                                  28.43%        98.60%        4.34%       31.02%        4.00%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                       $135,865       $31,926       $4,944       $4,334       $2,189
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                           1.67%         1.75%        1.84%        2.01%        1.74%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                           2.06%         2.29%        2.65%        2.74%        2.97%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets               (0.95%)       (0.69%)      (1.38%)      (1.00%)      (1.21%)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly         (1.34%)       (1.23%)      (2.19%)      (1.73%)      (2.44%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 313%          356%         180%         166%          88%
----------------------------------------------------------------------------------------------------------------------------


(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) On May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return also reflects expense limitations in effect during the period.

                                                              Aggressive Growth B Class       Period
                                                                   Year Ended 4/30          4/16/96(1)
                                                      -----------------------------------    through
                                                            1999       1998(2)      1997     4/30/96
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $20.000    $11.570     $13.060      $11.910
--------------------------------------------------------------------------- -------------------------

-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
-----------------------------------------------------------------------------------------------------
Net investment loss                                       (0.350)     (0.061)     (0.210)     (0.010)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments            5.707      10.766       0.810       1.160
                                                           -----      ------       -----        -----
-----------------------------------------------------------------------------------------------------
Total from investment operations                           5.357      10.705       0.600       1.150
                                                           -----      ------       -----        -----
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments       (0.367)     (2.275)     (2.090)       none
----------------------------------------------------------------------------------------------------
Return of capital                                           none        none        none        none
                                                            ----        ----        ----        ----
-----------------------------------------------------------------------------------------------------
Total distributions                                       (0.367)     (2.275)     (2.090)       none
                                                         -------     -------     -------        ----
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Net asset value, end of period                           $24.990     $20.000     $11.570     $13.060
                                                         =======     =======     =======     =======
-----------------------------------------------------------------------------------------------------

Total return(3)                                            27.41%      97.12%       2.84%       9.66%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-----------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                 $103,299     $16,539         $95          $0
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     2.42%       2.50%       2.57%       1.86%
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
            prior to expense limitation and expenses        2.81%       3.04%       3.37%       1.86%
            paid indirectly
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets         (1.70%)     (1.44%)     (1.97%)     (1.39%)
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
            prior to expense limitation and expenses       (2.09%)     (1.98%)    (2.77%)      (1.39%)
            paid indirectly
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                           313%        356%       180%         166%
-----------------------------------------------------------------------------------------------------

                               [RESTUBBED TABLE]

                                                           Aggressive Growth C Class                      Period
                                                                Year Ended 4/30                          5/20/94(1)
                                                      -------------------------------------------------   through
                                                          1999        1998(2)      1997        1996        4/30/95
----------------------------------------------------- ------------ ----------- ----------- ------------ ------------
Net asset value, beginning of period                      $19.800     $11.470    $12.880      $10.330      $10.000
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------------------------------------------
Net investment loss                                        (0.345)     (0.071)    (0.230)      (0.210)      (0.160)
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments             5.652      10.676      0.910        3.250        0.490
                                                            -----      ------      -----        -----        -----
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                            5.307      10.605      0.680        3.040        0.330
                                                            -----      ------      -----        -----        -----
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments        (3.367)     (2.275)    (2.090)      (0.400)        none
-------------------------------------------------------------------------------------------------------------------
Return of capital                                            none        none       none       (0.090)        none
                                                             ----        ----       ----       -------        ----
-------------------------------------------------------------------------------------------------------------------
Total distributions                                        (3.367)     (2.275)    (2.090)      (0.490)        none
                                                          -------     -------    -------      -------         ----
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                            $24.740     $19.800    $11.470      $12.880      $10.330
                                                          =======     =======    =======      =======      =======
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Total return(3)                                             27.45%      96.99%      3.58%       29.96%        3.30%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                   $32,255      $5,892       $222         $150         $128
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      2.42%       2.50%      2.62%        2.77%        2.40%
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
          prior to expense limitation and expenses           2.81%       3.04%      3.43%        3.50%        3.50%
          paid indirectly
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets          (1.70%)     (1.44%)    (2.02%)      (1.73%)      (1.80%)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
          prior to expense limitation and expenses          (2.09%)     (1.98%)    (2.83%)      (2.46%)      (2.90%)
          paid indirectly
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            313%        356%       180%         166%          88%
-------------------------------------------------------------------------------------------------------------------

  (1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
  (2) On May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
  (3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return also reflects expense limitations in effect during the period.


----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Growth Stock A Class
                                                                                         Year Ended 4/30
----------------------------------------------------------------------------------------------------------------------------------
                                                                        1999        1998(1)       1997         1996          1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $31.830      $25.340      $23.660      $19.910       $17.510
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                           0.075        0.029        0.160        0.080         0.150
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                        2.790        8.591        3.360        4.820         2.770
                                                                       -----        -----        -----        -----         -----
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       2.865        8.620        3.520        4.900         2.920
                                                                       -----        -----        -----        -----         -----
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                    none       (0.113)      (0.080)      (0.110)       (0.130)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments                   (2.145)      (2.017)      (1.760)      (1.040)       (0.390)
                                                                     -------      -------      -------      -------       -------
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                     (2.145)      (2.130)      (1.840)      (1.150)       (0.520)
                                                                     -------      -------      -------      -------       -------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $32.550      $31.830      $25.340      $23.660       $19.910
                                                                     =======      =======      =======      =======       =======
----------------------------------------------------------------------------------------------------------------------------------
Total return(2)                                                         9.56%       35.27%       15.27%       25.00%        17.04%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                              $45,342      $41,196      $34,255      $28,956       $23,651
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                 1.68%        1.75%        1.72%        1.78%         1.90%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation
and expenses paid indirectly                                            1.71%        1.82%        1.72%        1.87%         1.99%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             0.25%        0.07%        0.68%        0.36%         0.75%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses                                0.22%         ---         0.68%        0.27%         0.66%
paid indirectly
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        36%           9%          29%          37%           22%
----------------------------------------------------------------------------------------------------------------------------------

(1) On May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return also reflects expense limitations in effect during the period.

                                                     Growth Stock B Class             Period
                                                       Year Ended 4/30                9/8/95(1)
                                                    1999       1998(2)      1997      through
                                                                                      4/30/96
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period             $31.200     $24.930     $23.390       $21.640
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
-----------------------------------------------------------------------------------------------
Net investment income (loss)                      (0.149)     (0.165)       none         0.060
----------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments    2.704       8.425       3.300         2.960
                                                   -----       -----       -----         -----
----------------------------------------------------------------------------------------------
Total from investment operations                   2.555       8.260       3.300         3.020
                                                   -----       -----       -----         -----
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Less dividends and distributions:
----------------------------------------------------------------------------------------------
Dividends from net investment income                none        none        none        (0.230)
----------------------------------------------------------------------------------------------
Distributions from net realized gain on
  investments                                     (2.145)     (1.990)     (1.760)       (1.040)
                                                 -------     -------     -------       -------
----------------------------------------------------------------------------------------------
Total dividends and distributions                 (2.145)     (1.990)     (1.760)       (1.270)
                                                 -------     -------     -------       -------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Net asset value, end of period                   $31.610     $31.200     $24.930       $23.390
                                                 =======     =======     =======       =======
----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Total return(3)                                     8.72%      34.29%      14.50%        14.37%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Ratios and supplemental data:
-----------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)           $4,457      $1,903      $1,182          $454
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets             2.43%       2.50%       2.47%         2.41%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation and
         expenses paid indirectly                   2.46%       2.57%       2.47%         2.50%
-----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
         to average net assets                     (0.50%)     (0.67%)     (0.01%)       (0.62%)
-----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
         to average net assets
         prior to expense limitation
         and expenses paid indirectly              (0.53%)     (0.74%)     (0.01%)       (0.71%)
-----------------------------------------------------------------------------------------------
Portfolio turnover                                    36%          9%         29%           37%
-----------------------------------------------------------------------------------------------

                               [RESTUBBED TABLE]

                                                      Growth Stock C Class              Period
                                                          Year Ended 4/30              10/21/95(1)
                                                    1999        1998(2)       1997      through
                                                                                        4/30/96
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $31.190     $24.930     $23.430      $22.610
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
-------------------------------------------------------------------------------------------------
Net investment income (loss)                         (0.149)     (0.192)      0.070        0.110
-------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments       2.704       8.442       3.220        2.000
                                                      -----       -----       -----        -----
-------------------------------------------------------------------------------------------------
Total from investment operations                      2.555       8.250       3.290        2.110
                                                      -----       -----       -----        -----
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------------------
Dividends from net investment income                   none        none      (0.030)      (0.250)
-------------------------------------------------------------------------------------------------
Distributions from net realized gain on
  investments                                        (2.145)     (1.990)     (1.760)      (1.040)
                                                    -------     -------     -------      -------
------------------------------------------------------------------------------------------------
Total dividends and distributions                    (2.145)     (1.990)     (1.790)      (1.290)
                                                    -------     -------     -------      -------
-------------------------------------------------------------------------------------------------

----------------------------------------------------------- ------------ ------------------------
Net asset value, end of period                      $31.600     $31.190     $24.930      $23.430
                                                    =======     =======     =======      =======
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Total return(3)                                        8.72%      34.25%      14.42%        9.72%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)              $1,631      $1,112        $712         $104
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                2.43%       2.50%       2.47%        2.35%
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation and
         expenses paid indirectly                      2.46%       2.57%       2.47%        2.43%
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
         to average net assets                        (0.50%)     (0.67%)      0.14%       (0.65%)
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
         to average net assets
         prior to expense limitation
         and expenses paid  indirectly                (0.53%)     (0.74%)      0.14%       (0.73%)
-------------------------------------------------------------------------------------------------
Portfolio turnover                                       36%          9%         29%          37%
-------------------------------------------------------------------------------------------------

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) On May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc., as the Fund's investment manager.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return also reflects expense limitations in effect during the period.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary  runs along the bottom of the pages ]

How to use this glossary

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser

Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

[end glossary]

 [back cover]
Aggressive Growth Fund                   Additional Information about the Funds
Growth Stock Fund

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about each of the Funds from your financial adviser.

You can find reports and other information about each Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-4547

Fund Symbols
                                        CUSIP             NASDAQ
                                        -----             ------
Aggressive Growth Fund
Class A                                 928931104         DVEAX
Class B                                 928931849         DVEBX
Class C                                 928931203         DVECX

Growth Stock Fund
Class A                                 928931500         GRGSX
Class B                                 928931856         DVGSX
Class C                                 928931823         DVGRX

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R




                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London



                             Aggressive Growth Fund
                                Growth Stock Fund

                               Institutional Class



                                   Prospectus
                                  July 16, 1999


                             Growth of Capital Funds


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R



Table of contents

Fund profiles                                  page          1
Aggressive Growth Fund
Growth Stock Fund

How we manage the Funds                        page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                          page
Investment manager and sub-adviser
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Funds
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges
Dividends, distributions and taxes

Certain management considerations              page

Financial highlights                           page

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R



Profile: Aggressive Growth Fund

What are the Fund's goals?
Aggressive Growth Fund seeks long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies we believe have the potential for high earnings growth. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in common stocks of companies that we believe have the potential for high earnings growth based on our analysis of their historic or projected earnings growth rate, price-to-earnings ratio and cash flows. We consider companies of any size, as long as they are larger than $300 million in market capitalization. We look for companies that are undervalued, but still have the potential for high earnings growth.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. The Fund may be subject to greater investment risk than assumed by other funds because the companies the Fund invests in are subject to greater changes in earnings and business prospects than companies with more established earnings patterns. For a more complete discussion of risk, please see "The risks of investing in the Funds" on page ____.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to capital appreciation opportunities across a broad range of industry sectors and company sizes.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R


How has Aggressive Growth Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past four calendar years, as well as the average annual returns of these shares for the one-year period and since inception. Aggressive Growth Fund's Institutional Class commenced operations on August 29, 1997. Return information for the Class for the periods prior to the time the Class commenced operations is calculated by taking the performance of Aggressive Growth Fund A Class and eliminating all sales charges that apply to Class A shares. However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN]

     Year-by-year total return (Aggressive Growth Fund Institutional Class)

------------------------------------------------------------------------
1995                1996               1997               1998
------------------------------------------------------------------------
24.06%              28.55%             48.38%             36.78%
------------------------------------------------------------------------

The Fund's Institutional Class shares had a 23.04% year-to-date return as of June 30, 1999. During the periods illustrated in this bar chart, Institutional Class' highest quarterly return was 36.08% for the quarter ended September 30, 1997 and its lowest quarterly return was -14.23% for the quarter ended March 31, 1997.


               Average annual returns for periods ending 12/31/98

---------------------------------------------------------------------------
                  Institutional Class              S&P 500 Index
===========================================================================
1 year            36.78%                           28.60%
---------------------------------------------------------------------------
Since
5/16/94           28.60%                           26.73%
---------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R

-----------------------------------------------------------------------------------------------------------------------
 What are Aggressive Growth Fund's fees and                 Maximum sales charge (load) imposed on            none
 expenses? You do not pay sales charges directly            purchases as a percentage of offering price
 from your investments when you buy or sell
 shares of the Institutional Class.
-----------------------------------------------------------------------------------------------------------------------
                                                            Maximum contingent deferred sales charge          none
                                                            (load)as a percentage of original purchase
                                                            price or redemption price, whichever is
                                                            lower
-----------------------------------------------------------------------------------------------------------------------
                                                            Maximum sales charge (load) imposed on            none
                                                            reinvested dividends
-----------------------------------------------------------------------------------------------------------------------
                                                            Redemption fees                                   none
-----------------------------------------------------------------------------------------------------------------------
                                                            Exchange fees(1)                                  none
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted                 Management fees(2)                                0.75%
from the Fund's assets.
                                                            -----------------------------------------------------------
                                                            Distribution and service (12b-1) fees              none
                                                            -----------------------------------------------------------
                                                            Other expenses                                    0.81%
                                                            -----------------------------------------------------------
                                                            Total annual fund operating expenses              1.56%
                                                            -----------------------------------------------------------
                                                            Fee waivers and payments(3)                      (0.06%)
                                                            -----------------------------------------------------------
                                                            Net expenses                                      1.50%
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the cost
of investing in the Fund to the cost of investing in other
mutual funds with similar investment objectives. We
show the cumulative amount of Fund expenses on a            Without Fee Limitation
hypothetical investment of $10,000 with an annual 5%        -----------------------------------------------------------
return over the time shown.(4) This is an example only,     1 year                                            $159
and does not represent future expenses, which may be        -----------------------------------------------------------
greater or less than those shown here.                      3 years                                           $493
                                                            -----------------------------------------------------------
                                                            5 years                                           $850
                                                            -----------------------------------------------------------
                                                            10 years                                        $1,856
                                                            -----------------------------------------------------------

                                                            With Fee Limitation(3)
                                                            -----------------------------------------------------------
                                                            1 year                                            $153
                                                            -----------------------------------------------------------
                                                            3 years                                           $474
                                                            -----------------------------------------------------------
                                                            5 years                                           $818
                                                            -----------------------------------------------------------
                                                            10 years                                        $1,791
-----------------------------------------------------------------------------------------------------------------------


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The management fee has been restated to reflect a new management fee schedule which became effective on April 1, 1999.
(3) The investment manager has contracted to waive fees and pay expenses through June 30, 2000 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.50% of average daily net assets.
(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R


Profile: Growth Stock Fund

What are the Fund's goals?
Growth Stock Fund seeks long-term capital appreciation through investment in equity securities diversified among individual companies and industries. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in common stocks that we believe have the potential for long-term capital appreciation. Our strategy is to identify large, well-established growth companies with a track record of consistent earnings and dividend increases.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock prices, which can be caused by a decline in the stock market or poor performance from specific companies that can result from negative earnings reports or dividend reductions. For a more complete discussion of risk, please see "The risks of investing in the Funds" on page
____.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors looking for capital growth potential.
o Investors looking for a fund that can be a complement to income-producing or value-oriented investments.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors whose primary goal is to receive current income.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R


How has Growth Stock Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past ten calendar years, as well as the average annual returns of these shares for the one-, five- and ten-year periods. Growth Stock Fund's Institutional Class commenced operations on August 29, 1997. Return information for the Class for the periods prior to the time the Class commenced operations is calculated by taking the performance of Growth Stock Fund A Class and eliminating all sales charges that apply to Class A shares. However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN ]

        Year-by-year total return (Growth Stock Fund Institutional Class)

------------------------------------------------------------------------------------------------------------------------------------
1989            1990         1991         1992         1993         1994         1995         1996          1997         1998
------------------------------------------------------------------------------------------------------------------------------------
29.16%          -7.43%       57.96%       5.79%        -4.72%       -0.24%       32.10%       16.74%        35.21%       13.29%
------------------------------------------------------------------------------------------------------------------------------------

The Fund's Institutional Class shares had a 6.71% year-to-date return as of June 30, 1999. During the periods illustrated in this bar chart, Institutional Class' highest quarterly return was 22.33% for the quarter ended March 31, 1991 and its lowest quarterly return was -22.22% for the quarter ended September 30, 1990.

               Average annual returns for periods ending 12/31/98

------------------------------------------------------------------------
                     Institutional Class       S&P 500 Index
========================================================================
1 year               13.29%                    28.60%
------------------------------------------------------------------------
5 years              18.70%                    24.05%
------------------------------------------------------------------------
10 years             16.19%                    19.19%
------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R

-----------------------------------------------------------------------------------------------------------------------
What are Growth Stock Fund's fees and                   Maximum sales charge (load) imposed on               none
expenses? You do not pay sales charges                  purchases as a percentage of offering price
directly from your investments when you buy or
sell shares of the Institutional Class.
-----------------------------------------------------------------------------------------------------------------------
                                                        Maximum contingent deferred sales charge             none
                                                        (load) as a percentage of original purchase
                                                        price or redemption price, whichever is lower
-----------------------------------------------------------------------------------------------------------------------
                                                        Maximum sales charge (load) imposed on               none
                                                        reinvested dividends
-----------------------------------------------------------------------------------------------------------------------
                                                        Redemption fees                                      none
-----------------------------------------------------------------------------------------------------------------------
                                                        Exchange fees(1)                                     none
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted             Management fees(2)                                   0.65%
from the Fund's assets.
                                                        ---------------------------------------------------------------
                                                        Distribution and service (12b-1) fees                none
                                                        ---------------------------------------------------------------
                                                        Other expenses                                       0.46%
                                                        ---------------------------------------------------------------
                                                        Total operating expenses                             1.11%
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare                                                    1 year       $113
the cost of investing in the Fund to the cost of        ---------------------------------------------------------------
investing in other mutual funds with similar                                                   3 years       $353
investment objectives. We show the cumulative           ---------------------------------------------------------------
amount of Fund expenses on a hypothetical                                                      5 years       $612
investment of $10,000 with an annual 5% return          ---------------------------------------------------------------
over the time shown.  (3)This is an example only,                                             10 years     $1,352
and does not represent future expenses, which           ---------------------------------------------------------------
may be greater or less than those shown here.
-----------------------------------------------------------------------------------------------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The management fee has been restated to reflect a new management fee schedule which became effective on April 15, 1999.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R

How we manage the Funds

Our investment strategies
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds. Following is a description of how the portfolio managers pursue each Fund's investment goal.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Aggressive Growth Fund
For the Aggressive Growth Fund, we strive to identify companies that offer the potential for long-term price appreciation because they are likely to experience high earnings growth. The companies we choose for the portfolio typically exhibit one or more of the following characteristics:

o a history of high growth in earnings-per-share;
o projections for high future growth or acceleration in earnings-per-share;
o a price-to-earnings ratio that is low relative to other stocks; or
o discounted cash flows that are high relative to other stocks.

Once we identify stocks that have these characteristics, we further evaluate the company. We look at the capability of the management team, the strength of the company's position within its industry, whether its internal structure can support continued growth, how high the company's return on equity is, how much of the company's profits are reinvested into the company to fuel additional growth, and how stringent the company's financial and accounting policies are.

All of these give us insight into the outlook for the company, helping us to identify companies poised for high earnings growth. We believe that this high earnings growth, if it occurs, would result in price appreciation for the company's stock.

We maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small companies, medium-size companies and large companies.

Growth Stock Fund
The Growth Stock Fund seeks long-term capital appreciation. Our strategy for the Fund is to invest at least 80% of the Fund's assets in common stock.

We primarily consider companies whose earnings and dividend records have received either an A+ or A rating (the two highest ratings) from Standard & Poor's, a nationally recognized statistical ratings organization. From the list of stocks that have received this rating, we typically select 20 to 30 companies for the portfolio. We evaluate the following factors:

o potential increased demand for the company's products or services;
o development of new or improved products or services;
o probability of increased operating efficiency;
o positive changes in management;
o emphasis on research and development;
o likelihood of mergers or acquisitions;
o the company's opportunities relative to cyclical economic conditions; and
o whether the stock appears temporarily undervalued.

Growth Stock Fund follows a long-term approach to investing. As long as the outlook for the company remains favorable, we generally hold stocks for long periods, striving to capture the full capital appreciation potential.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R

The securities we typically invest in
Stocks offer investors the potential for capital appreciation and may pay dividends as well.

------------------------------------------------------------------------------------------------------------------------------------
Securities                                                                                 How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Aggressive Growth Fund               Growth Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of ownership     We invest at least 65% of the     Under normal market conditions,
in a corporation. Stockholders participate in the                Fund's total assets in equity     we will invest at least 80% of
corporation's profits and losses, proportionate to the number    securities (including common      the Fund's assets in common
of shares they own.                                              stocks and convertible            stock.  We typically invest at
                                                                 securities).  Generally,          least 75% of the Fund's assets
                                                                 however, we invest 90% to         in stocks whose earnings and
                                                                 100% of net assets in common      dividend records are rated A+
                                                                 stock. We may invest in           or A by Standard and Poor's.
                                                                 companies of any size greater
                                                                 than $300 million in market
                                                                 capitalization.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a                    Typically, we use repurchase agreements as a short-term
buyer and seller of securities in which the seller agrees        investment for a Fund's cash position. In order to enter into
to buy the securities back within a specified time at the        these repurchase agreements, a Fund must have collateral of
same price the buyer paid for them, plus an amount               at least 102% of the repurchase price.
equal to an agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to cash.
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities               We may invest in privately placed securities that are eligible
whose resale is restricted under securities law.                 for resale only among certain institutional buyers without registration. These are commonly known as Rule 144A
                                                                 Securities. Restricted securities that are determined to be illiquid may not exceed a Fund's 15% limit on illiquid
                                                                 securities, which is described below.
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready         We may invest up to 15% of net assets in illiquid securities,
market and cannot be easily sold, if at all, at                  including repurchase agreements with maturities of over seven
approximately the price that a Fund has valued them.             days.
------------------------------------------------------------------------------------------------------------------------------------

Aggressive Growth Fund may also invest in other securities including preferred stocks, convertible securities, warrants, rights, futures, options, debt securities of government or corporate issuers or investment company securities. Growth Stock Fund may also invest in preferred stock, debt securities of government or corporate issuers and investment company securities. Both Funds may invest up to 10% of net assets in foreign securities including American Depositary Receipts and Global Depositary Receipts; however, the managers have no present intention of doing so.

Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in a Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities
Each Fund may lend up to 25% of its assets to qualified dealers and investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R


Borrowing from banks
Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions, though the Funds normally do not do so. Aggressive Growth Fund will not purchase new securities if borrowing exceeds 5% of net assets.

Portfolio turnover
We anticipate that Aggressive Growth Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Fund. We anticipate that Growth Stock Fund's annual turnover will be less than 100%.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R


The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Aggressive Growth Fund or Growth Stock Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------------
                          Risks                                                 How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                                            Aggressive Growth Fund                Growth Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority of the       We maintain a long-term investment approach and focus on
securities in a certain market -- like the stock or         stocks we believe can appreciate over an extended time frame
bond market -- will decline in value because of             regardless of interim market fluctuations. We do not try to predict
factors such as economic conditions, future                 overall stock market movements and though we may hold
expectations or investor confidence.                        securities for any amount of  time, we typically do not trade for short-term purposes.

                                                            We may hold up to 100% of each Fund's assets in cash or cash equivalents as a temporary, defensive strategy when Management determines this is appropriate. To the extent that it holds cash or cash equivalents, a Fund may be unable to achieve its investment objective.
------------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the             We limit the amount of each Fund's assets invested in any one
value of securities in a particular industry or the         industry and in any individual security. We also follow a rigorous
value of an individual stock or bond will decline           selection process before choosing securities and continuously
because of changing expectations for the                    monitor them while they remain in the portfolio.
performance of that industry or for the individual
company issuing the stock.
------------------------------------------------------------------------------------------------------------------------------------
Company size risk is the risk that prices of small          Aggressive Growth Fund seeks          Growth Stock Fund tends to
and medium-size companies may be more volatile              opportunities among companies         focus on larger, more
than larger companies because of limited financial          of all sizes. Because its portfolio   established companies that
resources or dependence on narrow product lines.            does not concentrate specifically     are less affected by this risk.
                                                            on small or medium size
                                                            companies, this risk may be
                                                            balanced by our holdings of
                                                            large companies.
------------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities will         We analyze each company's             Growth Stock Fund is
decrease in value if interest rates rise. The risk is       financial situation and its cash      generally not subject to
generally associated with bonds; however,                   flow to determine the company's       interest rate risk because we
because small and medium-size companies often               ability to finance future             do not typically invest in
borrow money to finance their operations, they              expansion and operations. The         fixed income securities and
may be adversely affected by rising interest rates.         potential effect that rising          the larger companies we do
                                                            interest rates might have on a        invest in are not as sensitive
                                                            stock is taken into consideration     to interest rate changes.
                                                            before the stock is purchased.
------------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that securities           We limit exposure to illiquid securities.
cannot be readily sold, if at all, at approximately
the price that a Fund values them.
------------------------------------------------------------------------------------------------------------------------------------


Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R

Who manages the Funds

Investment manager and sub-adviser

The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for Aggressive Growth Fund, manages the Fund's business affairs and provides daily administrative services. Voyageur Asset Management LLC is Growth Stock Fund's sub-adviser. As sub-adviser, Voyageur is responsible for day-to-day management of Growth Stock Fund's assets. Delaware Management Company administers Growth Stock Fund's business affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the sub-adviser's performance. For their services, the manager and sub-adviser were paid an aggregate fee for the last fiscal year as follows:

                           Investment Management Fees

----------------------------------------------------------------------------------------------------
                                                     Aggressive Growth Fund    Growth Stock Fund
----------------------------------------------------------------------------------------------------
As a percentage of average daily net assets                  0.56%*                  0.96%*
----------------------------------------------------------------------------------------------------

*Reflects voluntary waivers of fees by the manager.


Portfolio managers

Aggressive Growth Fund

Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Aggressive Growth Fund. When making investment decisions for the Fund, Mr. Frey regularly consults with Marshall T. Bassett, John A. Heffern, Jeffrey W. Hynoski, Stephen T. Lampe and Lori P. Wachs.

Gerald S. Frey, Vice President/Senior Portfolio Manager
Mr. Frey has 22 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been the senior portfolio manager for the Fund since May 1, 1997.

Marshall T. Bassett, Vice President
Mr. Bassett joined Delaware Investments in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

John A. Heffern, Vice President
Mr. Heffern holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware Investments in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Jeffrey W. Hynoski, Vice President
Mr. Hynoski joined Delaware Investments in 1998. Previously, he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R


Stephen T. Lampe, Vice President
Mr. Lampe earned a bachelor's degree and an MBA at the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and provides analytical services for small and mid-capitalization stocks, specializing in financial services and business services. He previously served as a manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President
Ms. Wachs joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Growth Stock Fund

James King has day-to-day portfolio management responsibility for Growth Stock Fund.

James King, Executive Vice President and Chief Investment Officer of Voyageur Asset Management LLC Mr. King is a member of the Voyageur Board of Directors and the firm's Chief Investment Officer for equities. Mr. King has been named "Top Equity Manager" in the United States by Pension and Investment Age magazine on two occasions and by A.G. Becker once. A past President of the Financial Analysts Society of Des Moines and Drake University lecturer, Mr. King has been in the investment management industry since 1966.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R



Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                           Board of Directors
Investment Manager                              The Funds                       Custodian
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                             4 Chase Metrotech Center
Philadelphia, PA 19103                                                          Brooklyn, NY 11245

Sub-adviser
(Growth Stock Fund only)
Voyageur Asset Management LLC
90 South Seventh Street, Suite 4300
Minneapolis, MN 55402

Portfolio managers                  Distributor                                 Service agent
(see page __ for details)           Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103

                                  Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R


About your account

Investing in the Funds

o   Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R


How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800-510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800-510-4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R

How to buy shares (continued)

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business.

We determine each Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R


How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. You can also fax your written request to 215-255-8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R

How to redeem shares (cont.)

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends, if any, are paid annually. Capital gains, if any, are paid at least annually, however, additional payments may be made to comply with tax requirements applicable to the Funds. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R



Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of each Fund consider Year 2000 issues in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Investments by Fund of Funds
Aggressive Growth Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on the Fund and Foundation Funds as a result of these transactions.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R


Financial highlights


The financial highlights tables are intended to help you understand a Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request by calling 800-523-1918. The information for the fiscal periods ending on or before April 30, 1997 has been audited by the Funds' previous independent auditors.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R

-------------------------------------------------------------------------------------------
                                                                Aggressive Growth Fund
                                                                  Institutional Class
                                                              -----------------------------
                                                                                 Period
                                                                               8/29/97(1)
                                                              Year Ended        through
                                                               4/30/99(1)        4/30/98
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $20.640          $17.150
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------
Net investment loss                                             (0.155)          (0.019)
------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                  5.942            5.539
                                                                 -----            -----
------------------------------------------------------------------------------------------
Total from investment operations                                 5.787            5.520
                                                                 -----            -----
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------
Distributions from net realized gain on investments             (0.367)          (2.030)
------------------------------------------------------------------------------------------
Return of capital                                                 none             none
                                                                  ----             ----
------------------------------------------------------------------------------------------
Total distributions                                             (0.367)          (2.030)
                                                                -------         -------
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Net asset value, end of period                                 $26.060          $20.640
                                                               =======          =======
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Total return(4)                                                 28.73%           34.68%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                        $17,737           $2,391
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          1.42%            1.50%
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior                    1.81%            2.04%
to expense limitation and expenses paid indirectly
------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (0.70%)          (0.44%)
------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets              (1.09%)          (0.98%)
prior to expense limitation and expenses paid indirectly
------------------------------------------------------------------------------------------
Portfolio turnover                                                313%             356%
------------------------------------------------------------------------------------------

[RESTUBBED]

----------------------------------------------------------------------------------------------------------------------
                                                                            Aggressive Growth Fund A Class
                                                                                     Year Ended 4/30
                                                              --------------------------------------------------------
                                                                                                            Period
                                                                                                           5/16/94(2)
                                                                                                           through
                                                                1998(2/3)     1997(2)        1996(2)        4/30/95
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $11.770      $13.080       $10.400        $10.000
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------
Net investment loss                                               (0.052)      (0.180)       (0.100)        (0.090)
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                   11.127        0.960         3.270          0.490
                                                                  ------        -----         -----          -----
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  11.075        0.780         3.170          0.400
                                                                  ------        -----         -----          -----
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments               (2.275)      (2.090)       (0.400)          none
---------------------------------------------------------------------------------------------------------------------
Return of capital                                                   none         none        (0.090)          none
                                                                    ----         ----       -------           ----
---------------------------------------------------------------------------------------------------------------------
Total distributions                                               (2.275)      (2.090)       (0.490)          none
                                                                 -------      -------       -------           ----
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $20.570      $11.770       $13.080        $10.400
                                                                 =======      =======       =======        =======
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Total return(4)                                                   98.60%        4.34%        31.02%          4.00%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                          $31,926       $4,944        $4,334         $2,189
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                            1.75%        1.84%         2.01%          1.74%
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior                      2.29%        2.65%         2.74%          2.97%
to expense limitation and expenses paid indirectly
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                (0.69%)      (1.38%)       (1.00%)        (1.21%)
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets                (1.23%)      (2.19%)       (1.73%)        (2.44%)
prior to expense limitation and expenses paid indirectly
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                  356%         180%          166%            88%
---------------------------------------------------------------------------------------------------------------------

(1) Data are derived from Aggressive Growth Fund Institutional Class, which commenced operation on August 29, 1997. Ratios for the period August 29, 1997 through April 30, 1998 have been annualized but total return has not been annualized.
(2) Data are derived from Aggressive Growth Fund A Class, which commenced operations on May 16, 1994 and reflect the 12b-1 Plan expenses paid by that class. Ratios for the period May 16, 1994 through April 30, 1995 have been annualized but total return has not been annualized.
(3) On May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of applicable sales charges. In addition, total investment return reflects expense limitations in effect during the period.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R


------------------------------------------------------------------------------------------------------------------------------------
                                                             Growth Stock Fund                Growth Stock Fund A Class
                                                           Institutional Class                     Year Ended 4/30
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Period
                                                                      8/29/97(1)
                                                        Year Ended      through
                                                         4/30/99(1)    4/30/98      1998(2/3)       1997(2)     1996(2)      1995(2)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $32.030      $27.520     $25.340       $23.660      $19.910      $17.510
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.153        0.047        0.029         0.160        0.080        0.150
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments             2.802        5.803        8.591         3.360        4.820        2.770
                                                            -----        -----        -----         -----        -----        -----
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            2.955        5.850        8.620         3.520        4.900        2.920
                                                            -----        -----        -----         -----        -----        -----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                         none       (0.040)     (0.113)       (0.080)      (0.110)      (0.130)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments       (2.145)       (1.300)     (2.017)       (1.760)      (1.040)      (0.390)
                                                          -------       -------     -------       -------      -------      -------
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                         (2.145)       (1.340)     (2.130)       (1.840)      (1.150)      (0.520)
                                                          -------       -------     -------       -------      -------      -------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $32.840       $32.030     $31.830       $25.340      $23.660      $19.910
                                                          =======       =======     =======       =======      =======      =======
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total return(4)                                             9.79%        21.41%      35.27%        15.27%       25.00%       17.04%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                    $1,860          $799     $41,196       $34,255      $28,956      $23,651
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.43%         1.50%       1.75%         1.72%        1.78%        1.90%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.46%         1.57%       1.82%         1.72%        1.87%        1.99%
          prior to expense limitation and expenses
          paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        0.50%         0.33%       0.07%         0.68%        0.36%        0.75%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        0.47%         0.26%         ---         0.68%        0.27%        0.66%
          prior to expense limitation and expenses
          paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            36%            9%          9%           29%          37%          22%
------------------------------------------------------------------------------------------------------------------------------------

(1) Data are derived from Growth Stock Fund Institutional Class, which commenced operations on August 29, 1997. Ratios for the period August 29, 1997 through April 30, 1998 have been annualized but total return has not been annualized.
(2) Data are derived from Growth Stock Fund A Class and reflect the 12b-1 Plan expenses paid by that class.
(3) On May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of applicable sales charges. In addition, total investment return reflects expense limitations in effect during the period.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R


How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R

[begin glossary runs along the bottom of the pages]

Glossary

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund' s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R


Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

[end glossary]

Aggressive - Growth Stock INSTITUTIONAL Prospectus (b) filing R

[back cover]
Aggressive Growth Fund
Growth Stock Fund

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about each of the Funds from your financial adviser.

You can find reports and other information about each Fund on the SEC's web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.


Web site
www.delawareinvestments.com

E-mail
service@delinvest.com


Client Services Representative

800-510-4015

Delaphone Service

800-362-FUND (800-362-3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-4547

Fund Symbols
                                        CUSIP             NASDAQ
                                        -----             ------
Aggressive Growth Fund
Institutional Class                     928931757         VAGGX

Growth Stock Fund
Institutional Class                     928931765         ---



                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                            Tax-Efficient Equity Fund



                           Class A o Class B o Class C



                                   Prospectus
                                  July 16, 1999

                             Growth of Capital Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                   page            1
Tax-Efficient Equity Fund

How we manage the Fund                         page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                           page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Fund
      Choosing a share class
      How to reduce your sales charge
      How to buy shares Retirement plans
      How to redeem shares
      Account minimums
      Special services
Dividends, distributions and taxes


Certain management considerations              page

Financial highlights                           page

Profile: Tax-Efficient Equity Fund

What are the Fund's goals?
Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in common stocks. We strive to manage the portfolio so that we minimize dividend income and defer the realization of accrued capital gains. Our goal with this strategy is to minimize distributions that would be taxable for shareholders.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be particularly affected by changes in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by declines in the stock market or poor performance in specific industries or companies. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors in high tax brackets.
o Investors with long-term financial goals such as retirement or education financing.
o Investors seeking an investment primarily in common stocks.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.
o Investors whose assets are tax-exempt or tax-deferred, including assets in an IRA or a qualified retirement plan.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Tax-Efficient Equity Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show returns for the Fund's Class A shares for the past calendar year, as well as the average annual returns of all shares for the one-year period and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

                                                       Year-by-year total return

--------
1998
--------
25.59%
--------


The Fund's Class A shares had a -1.56% year-to-date return as of June 30, 1999. During the period illustrated in this bar chart, Class A's highest quarterly return was 22.81% for the quarter ended December 31, 1998 and its lowest quarterly return was -11.36% for the quarter ended September 30, 1998.


The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page __ do include the sales charge.

                              Average annual returns for periods ending 12/31/98

------------------------------------------------------------------------------------------------------------
CLASS              A                        B (if redeemed)*         C (if redeemed)*
------------------------------------------------------------------------------------------------------------
                   (inception 6/27/97)      (inception 6/27/97)      (inception 6/27/97)     S&P 500 Index
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
1 year             18.39%                   19.74%                   23.61%                  28.60%
------------------------------------------------------------------------------------------------------------
Lifetime           21.86%                   23.55%                   25.90%                  26.45%
------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.



* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 24.74% and 25.90%, respectively, for the one-year and lifetime periods. Returns for Class C would be 24.61% and 25.90%, respectively, for the one-year and lifetime periods.

------------------------------------------------------------------------------------------------------------------------
What are the Fund's fees and expenses?              CLASS                                      A         B         C
Sales charges are fees paid directly from           --------------------------------------------------------------------
your investments when you buy or sell               Maximum sales charge (load) imposed
shares of the Fund.                                 on purchases as a percentage of
                                                    offering price                         5.75%      none      none
                                                    --------------------------------------------------------------------
                                                    Maximum contingent deferred sales
                                                    charge (load) as a percentage of
                                                    original purchase price or
                                                    Redemption price, whichever is lower   none(1)    5%(2)     1%(3)
                                                                                                                --------
                                                    Maximum sales charge (load) imposed
                                                    on reinvested dividends
                                                                                           none       none      none
                                                    --------------------------------------------------------------------
                                                    Redemption fees                        none       none      none
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted         CLASS                                      A         B         C
from the Fund's assets.                             --------------------------------------------------------------------
                                                    Management fees                        0.75%      0.75%     0.75%
                                                    --------------------------------------------------------------------
                                                    Distribution and service (12b-1) fees  0.30%(4)   1.00%     1.00%
                                                    --------------------------------------------------------------------
                                                    Other expenses                         0.61%      0.61%     0.61%
                                                    --------------------------------------------------------------------
                                                    Total operating expenses(5)            1.66%      2.36%     2.36%
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the    CLASS(7)   A          B             B                C            C
cost of investing in the Fund to the cost of                                            (if  redeemed)                (if redeemed)
investing in other mutual funds with similar        --------------------------------------------------------------------------------
investment objectives. We show the cumulative       1 year          $734          $239             $739         $239           $339
amount of Fund expenses on a hypothetical           --------------------------------------------------------------------------------
investment of $10,000 with an annual 5% return      3 years       $1,068          $736           $1,036         $736           $736
over the time shown.(6) This is an example only,    --------------------------------------------------------------------------------
and does not represent future expenses, which       5 years       $1,425        $1,260           $1,460       $1,260         $1,260
may be greater or less than those shown here.       --------------------------------------------------------------------------------
                                                    10 years      $2,427        $2,522           $2,522       $2,696         $2,696
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees from Class A shares so that 12b-1 Plan expenses for the Class do not exceed 0.25% for the period from February 1, 1998 through October 31, 1999.

(5) The investment manager has agreed to waive fees and pay expenses through October 31, 1999 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.20% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows actual operating expenses, reflecting the manager's and the distributor's current expense caps.

             -----------------------------------------------------------------
             Actual Fund Operating Expenses
             -----------------------------------------------------------------
             Class                                     A         B         C
             -----------------------------------------------------------------
             Management fees                         0.59%     0.59%     0.59%
             -----------------------------------------------------------------
             Distribution and service (12b-1) fees   0.25%     1.00%     1.00%
             -----------------------------------------------------------------
             Other expenses                          0.61%     0.61%     0.61%
             -----------------------------------------------------------------
             Total operating expenses                1.45%     2.20%     2.20%
             -----------------------------------------------------------------

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the investment manager's voluntary expense cap described in footnotes 4 and 5.

(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for Tax-Efficient Equity Fund. Following are descriptions of how the portfolio manager pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Tax-Efficient Equity Fund
Tax-Efficient Equity Fund invests the majority of its assets in common stocks. This Fund uses a tax-efficient management strategy, with a goal of providing a high after-tax total return for investors with assets that are subject to current taxes.


We invest primarily in common stocks that we believe have the potential for price appreciation over time. Under normal conditions, at least 65% of the Fund's assets will be in equity securities (like common stocks and securities convertible into common stocks). Generally, at least 85% of the Fund's assets will be in a mix of common stocks, securities that are convertible into common stocks or in instruments whose returns depend on common stock prices.


Stock selection strategy
In selecting stocks for Tax-Efficient Equity Fund, we consider factors such as:
o whether the stock appears overvalued or undervalued based on its price/earnings ratio compared to other stocks in the market;
o how stable the company's earnings growth has been in the past;
o the company's potential for strong positive cash flow;
o the potential for positive fundamental changes in the company's business; and,
o whether there is appreciation potential that results from the company being misunderstood or under-researched by Wall Street analysts.

Tax management strategy
Most mutual funds buy and sell securities throughout the year and consequently accumulate realized capital gains. Typically, these gains are distributed to shareholders at the end of the year. If your mutual fund account is not tax-exempt or tax-deferred, you have to pay current taxes on those gains. As a result of taxable distributions, the after-tax return on your taxable investments may be substantially lower than your pre-tax return.


We employ investment strategies that aim to minimize taxable distributions for shareholders. Though some realization of capital gains will probably be inevitable in connection with sales of securities in the Fund's portfolio, our goal is to minimize gains or postpone them as long as possible. Shareholders may be subject to taxes when they sell shares of the Fund if the values of the shares have increased; however, by seeking to minimize taxable distributions, we give shareholders more control of when they will incur taxes. Our strategies include:


o focusing on common stocks with low or no dividend yields so as to minimize distributions of dividend income;
o keeping portfolio turnover low to avoid realizing capital gains;
o harvesting tax losses; that is, selling stocks with unrealized losses in order to cancel out realized gains from other stocks;
o selling shares that qualify for long-term capital gains treatment first when we decide to sell a stock that has appreciated;
o selling shares that have the highest cost basis first so as to minimize realized gains when we decide to sell a stock that has appreciated; and
o using a defensive options strategy to protect the gains on a particular stock from an anticipated decline in the stock market or the individual stock without actually selling that stock. (For more information on this strategy, please see "The securities we invest in" on page ___.)

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

-----------------------------------------------------------------------------------------------------------------------------------
                          Securities                                                       How we use them
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Tax-Efficient Equity Fund


-----------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of ownership   Under normal market conditions we will invest at least 65% of
in a corporation. Stockholders participate in the              total assets in common stocks and securities convertible into
corporation's profits and losses, proportionate to the         common stocks.
number of shares they own.
-----------------------------------------------------------------------------------------------------------------------------------
Convertible securities: Usually preferred stocks or            As noted above, under normal market conditions we will invest at
corporate bonds that can be exchanged for a set number of      least 65% of total assets in common stocks and securities
shares of common stock at a predetermined price.               convertible into common stocks.  We select convertible
                                                               securities on the basis of the common stock into which they can be converted, not on the basis of the debt ratings of the
                                                               convertible securities.
-----------------------------------------------------------------------------------------------------------------------------------
Options and futures: Options represent a right to buy or       If we have stocks that have unrealized gains because of past
sell a security at an agreed upon price at a future date.      appreciation, we would want to protect those gains when we
The purchaser of an option may or may not choose to go         anticipate adverse conditions. The traditional strategy for doing
through with the transaction.                                  this would be to sell the stock and lock in the gains, but that could result in taxable distributions to shareholders, something we strive to avoid. Instead, we might use options or futures to
Futures contracts are agreements for the purchase or sale of   neutralize the effect of any price declines, without selling the
securities at a specified price, on a specified date.          security. For example, we might buy a put option giving us the
Unlike an option, a futures contract must be executed unless   right to sell the stock at a specific price on a specific date
it is sold before the settlement date.                         in  the future.  If prices then fell, our decline would be offset by the gain on the put option. This gain, would be taxable, but presumably, derivative securities. would be less than the gain if
Certain options and futures may be considered to be            we had sold the stock. On the other hand, if prices rose, we would lose the amount paid for the put option, but we would still own the stock, we could benefit from the appreciation and we would have deferred the realization of the gains and the
                                                               resulting tax liability for shareholders.

                                                               Use of these strategies can increase the operating costs of the
                                                               Fund and can lead to loss of principal.

-----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer and        Typically, we use repurchase agreements as a short-term investment
seller of securities in which the seller agrees to buy the     for the Fund's cash position. In order to enter into these securities back within a specified time at the same price the  repurchase agreements, the Fund must have collateral of at least
buyer paid for them, plus an amount equal to an agreed upon    102% of the repurchase price. The Fund may not have more than 15% of
interest rate. Repurchase agreements are often viewed as       its total assets in repurchase agreements with maturities of
equivalent to cash.                                            over seven days.

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                          Securities                                                       How we use them
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Tax-Efficient Equity Fund


-----------------------------------------------------------------------------------------------------------------------------------
Foreign securities and American Depositary Receipts:            We may invest up to 10% of the Fund's total assets in foreign
Securities of foreign entities issued directly or, in the       securities and we may invest without limit in ADRs.
case of American Depositary Receipts, through a U.S. bank.
ADRs are issued by a U.S. bank and represent the bank's
holding of a stated number of shares of a foreign
corporation.  An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs
are bought and sold the same as U.S. securities.
-----------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities whose        We may invest without limitation in privately placed securities that
resale is restricted under securities law.                      are eligible for resale only among certain institutional buyers without registration. These are commonly known as "Rule 144A
                                                                Securities."

-----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready        We may invest up to 15% of total assets in illiquid securities.
market, and cannot be easily sold, if at all, at
approximately the price that the Fund has valued them.

-----------------------------------------------------------------------------------------------------------------------------------

Tax-Efficient Equity Fund may also invest in other securities including indexed securities, swap agreements and investment company securities. Please see the Statement of Additional Information for descriptions of these securities as well as those listed in the table above.

Lending securities
Tax-Efficient Equity Fund may lend up to 25% of its assets to qualified brokers, dealers and investors for their use in security transactions

Purchasing securities on a when-issued or delayed delivery basis
Tax-Efficient Equity Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not purchase new securities whenever borrowings exceed 5% of the total value of the assets of the Fund.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Tax-Efficient Equity Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

---------------------------------------------------------------------------------------------------------------------------------
                            Risks                                                 How we strive to manage them
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    Tax-Efficient Equity Fund

---------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority of the            We maintain a long-term investment approach and focus on stocks
securities in a certain market--like the stock or bond           we believe can appreciate over an extended time frame regardless
market--will decline in value because of factors such as         of interim market fluctuations. We do not try to predict overall
economic conditions, future expectations or investor             stock market movements and do not trade for short-term purposes.
confidence.

                                                                 We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary defensive strategy when the Manager determines this is appropriate. To the extent that it holds cash or cash equivalents, the Fund may be unable to achieve its investment objective.

---------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the value of         We limit the amount of the Fund's assets invested in any one
securities in a particular industry or the value of an           industry and in any individual security. We also follow a
individual stock or bond will decline because of changing        rigorous selection process before choosing securities for the
expectations for the performance of that industry or for         portfolio.
the individual company issuing the stock or bond.

---------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign securities may be          We typically invest only a small portion of the Fund's portfolio
adversely affected by political instability, changes in          in foreign securities. When we do purchase foreign securities,
currency exchange rates, foreign economic conditions or          they are often denominated in U.S. dollars. We also tend to
inadequate regulatory and accounting standards.                  avoid markets where we believe accounting principles or the regulatory structure are underdeveloped.

---------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be      We limit exposure to illiquid securities.
readily sold, if at all, at approximately the price that
the Fund values them.

---------------------------------------------------------------------------------------------------------------------------------

Futures and options risk is the possibility that the Fund        We will use options and futures for defensive purposes, such as
may experience a significant loss if it employs an options or    to protect gains in the portfolio without actually selling a
futures strategy related to a security or a market index and     security and generating a realized gain. We will not use futures
that security or index moves in the opposite direction from      and options for speculative reasons or in an effort to enhance
what the manager anticipated. Futures and options also           return.
involve additional expenses, which could reduce any benefit
or increase any loss that Fund gains from using the
strategy.


---------------------------------------------------------------------------------------------------------------------------------

                                       9

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid 0.59% of average daily net assets for the last fiscal year, after giving effect to voluntary waivers by the manager.

Portfolio managers
Frank X. Morris has primary responsibility for making day-to-day investment decisions for the Fund. In making investment decisions for the Fund, Mr. Morris regularly consults with Christopher Driver and Michael S. Morris.


Frank X. Morris, Vice President/Senior Portfolio Manager
Mr. Morris holds a bachelor's degree in finance from Providence College in Rhode Island and an MBA from Widener University in Pennsylvania. Mr. Morris has been managing institutional equity portfolios at Delaware Investments since 1997. He has 16 years of investment management experience. He came to Delaware Investments from PNC Asset Management where he served as a securities analyst from 1983 to 1991 and portfolio manager from 1991 to 1994. He was subsequently named Director of Equity Research at PNC. He is a past president of the Philadelphia Society of Financial Analysts. Mr. Morris has been a member of the Fund's management team since March 1999.



Christopher Driver, Research Analyst
Mr. Driver holds a BS in Finance from the University of Delaware. Prior to joining Delaware Investments in 1998, he was a Research Analyst in the Equity Value group at Blackrock, Inc. Prior to Blackrock, he was a partner at Cashman Farrell & Associates. Mr. Driver is a CFA charterholder.


Michael S. Morris, Assistant Vice President/Equity Analyst
Mr. Morris holds a BS from Indiana University with a major in finance. Previously he served as equity analyst at Walnut Asset Management where he covered a variety of industries. He has also worked at Pilgrim Baxter as a Senior Research Analyst covering financials and began his career at The State Teachers Retirement System of Ohio. Mr. Morris is a CFA Charterholder.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                          Board of Directors

Investment Manager                                            The Fund          Custodian
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                             4 Chase Metrotech Center
Philadelphia, PA 19103                                                          Brooklyn, NY 11245



Portfolio managers                  Distributor                                 Service agent
(see page __ for details)           Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103

                                                          Financial advisers

                                                             Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class:

Class A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently 0.25%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table above.

Class A sales charges

------------------------------------------------------------------------------------------------------------------------------
Amount of purchase                         Sales charge as %      Sales charge as % of            Dealer's commission as %
                                           of offering price         amount invested                of offering price
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                 5.75%                     6.10%                          5.00%
------------------------------------------------------------------------------------------------------------------------------
$50,000 but under $100,000                        4.75%                     4.99%                          4.00%
------------------------------------------------------------------------------------------------------------------------------
$100,000 but under $250,000                       3.75%                     3.90%                          3.00%
------------------------------------------------------------------------------------------------------------------------------
$250,000 but under $500,000                       2.50%                     2.57%                          2.00%
------------------------------------------------------------------------------------------------------------------------------
$500,000 but under $1,000,000                     2.00%                     2.04%                          1.60%
------------------------------------------------------------------------------------------------------------------------------
As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares.
However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and
0.50% if you redeem them within the second year.

------------------------------------------------------------------------------------------------------------------------------
                                         Sales charge as %      Sales charge as % of          Dealer's commission as %
Amount of purchase                      of offering price          amount invested                of offering price
------------------------------------------------------------------------------------------------------------------------------

$1 million up to $5 million                    none                    none                          1.00%
------------------------------------------------------------------------------------------------------------------------------

Next $20 million
Up to $25 million                              none                    none                          0.50%
------------------------------------------------------------------------------------------------------------------------------

Amount over $25 million                        none                    none                          0.25%
------------------------------------------------------------------------------------------------------------------------------

                                       13

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30% (currently no more than 0.25%). Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

----------------------------------------------------------------------------------------------------------------------------
                  Program                     How it works                                         Share class
                                                                                          A          B                C
----------------------------------------------------------------------------------------------------------------------------
  Letter of Intent                              Through a Letter of Intent you            X        Although the Letter of
                                                agree to invest a certain                          Intent and Rights of
                                                amount in Delaware Investment                      Accumulation do not apply
                                                Funds (except money market                         to the purchase of Class
                                                funds with no sales charge)                        B and C shares, you can
                                                over a 13-month period to                          combine your purchase of
                                                qualify for reduced front-end                      Class A shares with your
                                                sales charges.                                     purchase of B and C
                                                                                                   shares to fulfill your
                                                                                                   Letter of Intent or
                                                                                                   qualify for Rights of
                                                                                                   Accumulation.
----------------------------------------------------------------------------------------------------------------------------
  Rights of Accumulation                        You can combine your holdings             X
                                                or purchases of all funds in the
                                                Delaware Investments family
                                                (except money market funds with
                                                no sales charge) as well as the
                                                holdings and purchases of your
                                                spouse and children under 21 to
                                                qualify for reduced front-end
                                                sales charges.
----------------------------------------------------------------------------------------------------------------------------
  Reinvestment of redeemed shares               Up to 12 months after you                X         Not available.
                                                redeem shares, you can reinvest
                                                the proceeds without paying a
                                                front-end sales charge.
----------------------------------------------------------------------------------------------------------------------------
  SIMPLE IRA, SEP IRA, SARSEP, Prototype        These investment plans may                X        There is no reduction in
  Profit Sharing, Pension, 401(k), SIMPLE       qualify for reduced sales                          sales charge for Class B
  401(k), 403(b)(7), and 457 Retirement         charges by combining the                           and Class C shares for
  Plans                                         purchases of all members of the                    group purchases by
                                                group. Members of these groups                     retirement plans.
                                                may also qualify to purchase
                                                shares without a front-end sales
                                                charge and a waiver of any
                                                contingent deferred sales
                                                charges.
----------------------------------------------------------------------------------------------------------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in this Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLineSM On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends, if any, are paid annually. Capital gains, if any, are paid at least annually, however, additional payments may be made to comply with tax requirements applicable to the Fund. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Tax-Efficient Equity Fund
                                                                                                               A Class
                                                                                                   ------------------------------
                                                                                                                          Period
                                                                                                      Year Ended        6/27/97(1)
                                                                                                         4/30/99         through
                                                                                                                         4/30/98
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                     $11.010          $8.500
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(2)                                                                           (0.006)          0.010
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                            0.786           2.500
                                                                                                           -----           -----
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                           0.780           2.510
                                                                                                           -----           -----
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                           $11.790         $11.010
                                                                                                         =======         =======
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                                                                            7.09%          29.53%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                                  $40,174         $13,898
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                                    1.45%           1.47%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly           1.61%           1.99%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets                                               (0.10%)          0.13%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets prior to expense limitation and expenses paid          (0.26%)         (0.39%)
indirectly
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                           48%             14%
---------------------------------------------------------------------------------------------------------------------------------

(1) Date of initial public offering, ratios have been annualized but total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumed reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. In addition, total investment return reflects voluntary expense limitations in effect during the period by the manager and for Class A, the distributor.

--------------------------------------------------------------------------------------------------------------------------------
                                                             Tax-Efficient Equity Fund             Tax-Efficient Equity Fund
                                                                    B Class                               C Class
                                                     ---------------------------------------------------------------------------
                                                                                    Period                               Period
                                                       Year Ended 4/30            6/27/97(1)      Year Ended           6/27/97(1)
                                                                  1999             through              4/30            through
                                                                                   4/30/98              1999            4/30/98
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.960              $8.500           $10.960             $8.500
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                         (0.089)             (0.053)           (0.089)            (0.054)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                  0.779               2.513             0.789              2.514
                                                                 -----               -----             -----              -----
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 0.690               2.460             0.700              2.460
                                                                 -----               -----             -----              -----
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $11.650             $10.960           $11.660            $10.960
                                                               =======             =======           =======            =======
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                                  6.30%              28.94%             6.39%             28.94%
                                                                 =====              ======             =====             ======
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                        $38,225              $7,958           $11,284             $2,451
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          2.20%               2.20%             2.20%              2.20%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to                 2.36%               2.72%             2.36%              2.72%
expense limitation and expenses paid indirectly
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets             (0.85%)             (0.60%)           (0.85%)            (0.60%)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets             (1.01%)             (1.12%)           (1.01%)            (1.12%)
prior to expense limitation and expenses paid
indirectly
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 48%                 14%               48%                14%
--------------------------------------------------------------------------------------------------------------------------------

(1) Date of initial public offering, ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumed reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. In addition, total investment return reflects voluntary expense limitations in effect during the period by the manager

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary  runs along the bottom of the pages]

How to use this glossary

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

[end glossary]

[back cover]

Additional Information about the Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in this Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com


Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

oFor convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-4547

Fund Symbols
                                        CUSIP             NASDAQ
                                        -----             ------
Tax-Efficient Equity Fund
Class A                                 928931815         DVXAX
Class B                                 928931799         DVXBX
Class C                                 928931781         DVXCX

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London



                              Tax-Efficient Equity

                               Institutional Class



                                   Prospectus
                                  July 16, 1999


                             Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                   page          1
Tax-Efficient Equity Fund

How we manage the Fund                         page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                           page
Investment manager
Portfolio managers
Fund administration (Who's who)

Certain management considerations              page

About your account                             page
Investing in the Fund
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges
Dividends, distributions and taxes


Financial highlights                           page

Profile: Tax-Efficient Equity Fund

What are the Fund's goals?
Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in common stocks. We strive to manage the portfolio so that we minimize dividend income and defer the realization of accrued capital gains. Our goal with this strategy is to minimize distributions that would be taxable for shareholders.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be particularly affected by changes in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by declines in the stock market or poor performance in specific industries or companies. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors in high tax brackets.
o Investors with long-term financial goals such as retirement or education financing.
o Investors seeking an investment primarily in common stocks.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.
o Investors whose assets are tax-exempt or tax-deferred, including assets in an IRA or a qualified retirement plan.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Tax-Efficient Equity Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show returns for the Fund for the past calendar year, as well as the average annual returns for the one-year period and since inception. Return information for the Class is calculated by taking the performance of Tax-Efficient Equity Fund A Class and eliminating all sales charges that apply to Class A shares. However, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN]
Year-by-year total return (Institutional Class)

--------------------
1998
--------------------
25.59%
--------------------

The year-to-date return as of June 30, 1999 was -1.56%. During the period illustrated in this bar chart, the highest quarterly return was 22.81% for the quarter ended December 31, 1998 and the lowest quarterly return was -11.36% for the quarter ended September 30, 1998.


                              Average annual returns for periods ending 12/31/98
----------------------------------------------------------------------
                  Tax-Efficient Equity Fund       S&P 500 Index
                  Institutional Class
----------------------------------------------------------------------

----------------------------------------------------------------------
1year             25.59%                          28.60%
----------------------------------------------------------------------
Since
6/27/97           26.73%                          26.45%
----------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

-----------------------------------------------------------------------------------------------------------------------
What are the Fund's fees and expenses? You do not      Maximum sales charge (load) imposed on purchases          none
pay sales charges directly from your investments       as a percentage of offering price
when you buy or sell shares of the Institutional       ----------------------------------------------------------------
Class.                                                 Maximum contingent deferred sales charge (load) as
                                                       none a percentage of original purchase price or
                                                       redemption price, whichever is lower
                                                       ----------------------------------------------------------------
                                                       Maximum sales charge (load) imposed on reinvested         none
                                                       dividends
                                                       ----------------------------------------------------------------
                                                       Redemption fees                                           none
                                                       ----------------------------------------------------------------
                                                       Exchange fees(1)                                          none
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted from the    Management fees                                         0.75%
Fund's assets.                                          ---------------------------------------------------------------
                                                        Distribution and service (12b-1) fees                    none
                                                        ---------------------------------------------------------------
                                                        Other expenses                                          0.61%
                                                        ---------------------------------------------------------------
                                                        Total operating expenses(2)                             1.36%





-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost           1 year      $138
of investing in other mutual funds with similar investment objectives.  We show the            ------------------------
cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5%        3 years      $431
return over the time shown.  (3)This is an example only, and does not represent future         ------------------------
expenses, which may be greater or less than those shown here.                                       5 years      $745
                                                                                               ------------------------
                                                                                                   10 years    $1,635

-----------------------------------------------------------------------------------------------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has agreed to waive fees and pay expenses through October 31, 1999 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.20% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows actual operating expenses, reflecting the manager's current fee waivers and payments.

               --------------------------------------------------
               Actual Fund Operating Expenses
               --------------------------------------------------
               Management fees                              0.59%
               --------------------------------------------------
               Distribution and service (12b-1) fees        none
               --------------------------------------------------
               Other expenses                               0.61%
               --------------------------------------------------
               Total operating expenses                     1.20%
               --------------------------------------------------

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap.

How we manage the Fund

Our investment strategies
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for Tax-Efficient Equity Fund. Following are descriptions of how the portfolio manager pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Tax-Efficient Equity Fund
Tax-Efficient Equity Fund invests the majority of its assets in common stocks. This Fund uses a tax-efficient management strategy, with a goal of providing a high after-tax total return for investors with assets that are subject to current taxes.


We invest primarily in common stocks that we believe have the potential for price appreciation over time. Under normal conditions, at least 65% of the Fund's assets will be in equity securities (like common stocks and securities convertible into common stocks). Generally, at least 85% of the Fund's assets will be in a mix of common stocks, securities that are convertible into common stocks or in instruments whose returns depend on common stock prices.


Stock selection strategy
In selecting stocks for Tax-Efficient Equity Fund, we consider factors such as:
o whether the stock appears overvalued or undervalued based on its price/earnings ratio compared to other stocks in the market;
o how stable the company's earnings growth has been in the past;
o the company's potential for strong positive cash flow;
o the potential for positive fundamental changes in the company's business; and,
o whether there is appreciation potential that results from the company being misunderstood or under-researched by Wall Street analysts.

Tax management strategy
Most mutual funds buy and sell securities throughout the year and consequently accumulate realized capital gains. Typically, these gains are distributed to shareholders at the end of the year. If your mutual fund account is not tax-exempt or tax-deferred, you have to pay current taxes on those gains. As a result of taxable distributions, the after-tax return on your taxable investments may be substantially lower than your pre-tax return.


We employ investment strategies that aim to minimize taxable distributions for shareholders. Though some realization of capital gains will probably be inevitable in connection with sales of securities in the Fund's portfolio, our goal is to minimize gains or postpone them as long as possible. Shareholders may be subject to taxes when they sell shares of the Fund if the values of the shares have increased; however, by seeking to minimize taxable distributions, we give shareholders more control of when they will incur taxes. Our strategies include:


o focusing on common stocks with low or no dividend yields so as to minimize distributions of dividend income;
o keeping portfolio turnover low to avoid realizing capital gains;
o harvesting tax losses; that is, selling stocks with unrealized losses in order to cancel out realized gains from other stocks;
o selling shares that qualify for long-term capital gains treatment first when we decide to sell a stock that has appreciated;
o selling shares that have the highest cost basis first so as to minimize realized gains when we decide to sell a stock that has appreciated; and
o using a defensive options strategy to protect the gains on a particular stock from an anticipated decline in the stock market or the individual stock without actually selling that stock. (For more information on this strategy, please see "The securities we invest in" on page____.)

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

-----------------------------------------------------------------------------------------------------------------------------------
                          Securities                                                       How we use them
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Tax-Efficient Equity Fund


-----------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of ownership      Under normal market conditions we will invest at least 65% of
in a corporation. Stockholders participate in the                 total assets in common stocks and securities convertible into
corporation's profits and losses, proportionate to the            common stocks.
number of shares they own.

-----------------------------------------------------------------------------------------------------------------------------------
Convertible securities: Usually preferred stocks or               As noted above, under normal market conditions we will invest
corporate bonds that can be exchanged for a set number of         at least 65% of total assets in common stocks and securities
shares of common stock at a predetermined price.                  convertible into common stocks.  We select convertible
                                                                  securities on the basis of the common stock into which they can be converted, not on the basis of the debt ratings of the convertible securities.

-----------------------------------------------------------------------------------------------------------------------------------
Options and futures: Options represent a right to buy or          If we have stocks that have unrealized gains because of past
sell a security at an agreed upon price at a future date.         appreciation, we would want to protect those gains when we
The purchaser of an option may or may not choose to go            anticipate adverse conditions. The traditional strategy for doing
through with the transaction.                                     this would be to sell the stock and lock in the gains, but that could result in taxable distributions to shareholders, something
Futures contracts are agreements for the purchase or sale of      we strive to avoid. Instead, we might use options or futures to
securities at a specified price, on a specified date.             neutralize the effect of any price declines, without selling
Unlike an option, a futures contract must be executed unless      the security. For example, we might buy a put option giving us the
it is sold before the settlement date.                            right to sell the stock at a specific price on a specific date in the future.  If prices then fell, our decline would be offset
Certain options and futures may be considered to be               by the gain on the put option. This gain, would be taxable, but
derivative securities.                                            presumably, would be less than the gain if we had sold the stock.
                                                                  On the other hand, if prices rose, we would lose the amount paid for the put option, but we would still own the stock, we could benefit from the appreciation and we would have deferred the realization of the gains and the resulting tax liability for shareholders.

                                                                  Use of these strategies can increase the operating costs of the
                                                                  Fund and can lead to loss of principal.

-----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer and           Typically, we use repurchase agreements as a short-term investment
seller of securities in which the seller agrees to buy the        for the Fund's cash position. In order to enter into these
securities back within a specified time at the same price the     repurchase agreements, the Fund must have collateral of at least
buyer paid for them, plus an amount equal to an agreed upon       102% of the repurchase price. The Fund may not have more than 15%
interest rate. Repurchase agreements are often viewed as          of its total assets in repurchase agreements with maturities of
equivalent to cash.                                               over seven days.

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                          Securities                                                       How we use them
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Tax-Efficient Equity Fund


-----------------------------------------------------------------------------------------------------------------------------------
Foreign securities and American Depositary Receipts:              We may invest up to 10% of the Fund's total assets in foreign
Securities of foreign entities issued directly or, in the         securities and we may invest without limit in ADRs.
case of American Depositary Receipts, through a U.S. bank.
ADRs are issued by a U.S. bank and represent the bank's
holding of a stated number of shares of a foreign
corporation.  An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs
are bought and sold the same as U.S. securities.
-----------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities whose          We may invest without limitation in privately placed securities
resale is restricted under securities law.                        that are eligible for resale only among certain institutional buyers without registration. These are commonly known as
                                                                  "Rule 144A Securities."

-----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready          We may invest up to 15% of total assets in illiquid securities.
market, and cannot be easily sold, if at all, at
approximately the price that the Fund has valued them.

-----------------------------------------------------------------------------------------------------------------------------------

Tax-Efficient Equity Fund may also invest in other securities including indexed securities, swap agreements and investment company securities. Please see the Statement of Additional Information for descriptions of these securities as well as those listed in the table above.

Lending securities
Tax-Efficient Equity Fund may lend up to 25% of its assets to qualified brokers, dealers and investors for their use in security transactions

Purchasing securities on a when-issued or delayed delivery basis
Tax-Efficient Equity Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not purchase new securities whenever borrowings exceed 5% of the total value of the assets of the Fund.




Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Tax-Efficient Equity Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

-----------------------------------------------------------------------------------------------------------------------------------
                            Risks                                                 How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Tax-Efficient Equity Fund


-----------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority of the             We maintain a long-term investment approach and focus on stocks
securities in a certain market--like the stock or bond            we believe can appreciate over an extended time frame regardless
market--will decline in value because of factors such as          of interim market fluctuations. We do not try to predict overall
economic conditions, future expectations or investor              stock market movements and do not trade for short-term purposes.
confidence.
                                                                  We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary defensive strategy when the manager determines this is appropriate. To the extent that it holds cash or cash equivalents, the Fund may be unable to achieve its investment objective.


-----------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the value of          We limit the amount of the Fund's assets invested in any one
securities in a particular industry or the value of an            industry and in any individual security. We also follow a
individual stock or bond will decline because of changing         rigorous selection process before choosing securities for the
expectations for the performance of that industry or for the      portfolio.
individual company issuing the stock or bond.

-----------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign securities may be           We typically invest only a small portion of the Fund's portfolio
adversely affected by political instability, changes in           in foreign securities. When we do purchase foreign securities,
currency exchange rates, foreign economic conditions or           they are often denominated in U.S. dollars. We also tend to
inadequate regulatory and accounting standards.                   avoid markets where we believe accounting principles or
                                                                  the regulatory structure are underdeveloped.

-----------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be       We limit exposure to illiquid securities.
readily sold, if at all, at approximately the price that
the Fund values them.

-----------------------------------------------------------------------------------------------------------------------------------

Futures and options risk is the possibility that the Fund        We will use options and futures for defensive purposes, such as
may experience a significant loss if it employs an options or    to protect gains in the portfolio without actually selling a
futures strategy related to a security or a market index and     security and generating a realized gain. We will not use futures
that security or index moves in the opposite direction from      and options for speculative reasons or in an effort to enhance
what the manager anticipated. Futures and options also           return.
involve additional expenses, which could reduce any benefit
or increase any loss that Fund gains from using the
strategy.

-----------------------------------------------------------------------------------------------------------------------------------

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid 0.59% of average daily net assets for the last fiscal year, after giving effect to voluntary waivers by the manager.


Portfolio manager
Frank X. Morris has primary responsibility for making day-to-day investment decisions for the Fund. In making investment decisions for the Fund, Mr. Morris regularly consults with Christopher Driver and Michael S. Morris.


Frank X. Morris, Vice President/Senior Portfolio Manager
Mr. Morris holds a bachelor's degree in finance from Providence College in Rhode Island and an MBA from Widener University in Pennsylvania. Mr. Morris has been managing institutional equity portfolios at Delaware Investments since 1997. He has 16 years of investment management experience. He came to Delaware Investments from PNC Asset Management where he served as a securities analyst from 1983 to 1991 and portfolio manager from 1991 to 1994. He was subsequently named Director of Equity Research at PNC. He is a past president of the Philadelphia Society of Financial Analysts. Mr. Morris has been a member of the Fund's management team since March 1999.



Christopher Driver, Research Analyst
Mr. Driver holds a BS in Finance from the University of Delaware. Prior to joining Delaware Investments in 1998, he was a Research Analyst in the Equity Value group at Blackrock, Inc. Prior to Blackrock, he was a partner at Cashman Farrell & Associates. Mr. Driver is a CFA charterholder.


Michael S. Morris, Assistant Vice President/Equity Analyst
Mr. Morris holds a BS from Indiana University with a major in finance. Previously he served as equity analyst at Walnut Asset Management where he covered a variety of industries. He has also worked at Pilgrim Baxter as a Senior Research Analyst covering financials and began his career at The State Teachers Retirement System of Ohio. Mr. Morris is a CFA Charterholder.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Directors

Investment Manager                                            The Fund          Custodian
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                             4 Chase Metrotech Center
Philadelphia, PA 19103                                                          Brooklyn, NY 11245



Portfolio managers                  Distributor                                 Service agent
(see page __ for details)           Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103

                                  Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.


Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

About your account

Investing in the Fund

o Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800-510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800-510-4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. You can also fax your written request to 215-255-8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.


Dividends, distributions and taxes
Dividends, if any, are paid annually. Capital gains, if any, are paid at least annually, however, additional payments may be made to comply with tax requirements applicable to the Fund. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

For the period September 1, 1997 through March 9, 1998, the Institutional Class sold shares which were subsequently redeemed by shareholders. As of April 30, 1999, the class had one share outstanding, representing initial seed purchase. There was no shareholder activity during the year. Data for this Class is excluded from the Financial highlights because the data is not believed to be meaningful. Data shown are derived from Tax-Efficient Equity Fund A Class which commenced operations on June 27, 1997 and reflect 12b-1 Plan expenses paid by that class.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Tax-Efficient Equity Fund
                                                                                                                A Class
                                                                                                   ------------------------------
                                                                                                                          Period
                                                                                                      Year Ended      6/27/97(1)
                                                                                                         4/30/99         through
                                                                                                                         4/30/98
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                      $11.010          $8.500
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(2)                                                                            (0.006)          0.010
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                             0.786           2.500
                                                                                                            -----           -----
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                            0.780           2.510
                                                                                                            -----           -----
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                            $11.790         $11.010
                                                                                                          =======         =======
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                                                                              7.09%          29.53%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                                   $40,174         $13,898
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                                      1.45%           1.47%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly             1.61%           1.99%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets                                                 (0.10%)          0.13%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets prior to expense limitation and expenses paid            (0.26%)         (0.39%)
indirectly
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                             48%             14%
---------------------------------------------------------------------------------------------------------------------------------

(1) Date of initial public offering of Class A shares, ratios have been annualized but total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumed reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. In addition, total investment return reflects voluntary expense limitations in effect during the period by the manager and the distributor.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary runs along the bottom of the pages]

Glossary

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.


Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund' s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.


Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

[end glossary]

[back cover]

Tax-Efficient Equity Fund                  Additional Information about the Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in this Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800o523o1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Client Services Representative

800-510-4015

Delaphone Service

800-362-FUND (800-362-3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-4547

Fund Symbols
                                        CUSIP             NASDAQ
                                        -----             ------
Tax-Efficient Equity Fund
Institutional Class                     928931773         DVXIX




                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London